CONVERTIBLE NOTES (Details) - $ / shares	Mar. 11, 2021	Sep. 03, 2020
IPO [Member]
Convertible Notes (Details) [Line Items]
Share price per unit (in Dollars per share)	$ 4.60	$ 8.00